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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        May 3, 2007

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Variable Insurance Trust (the "Trust") (File Nos. 33-74668 and 811-8326) on Behalf of:

          MFS(R) Core Equity Series (formerly, MFS Capital Opportunities Series) MFS(R) Emerging Growth Series
          MFS(R) Global Equity Series
          MFS(R) High Income Series
          MFS(R) Investors Growth Stock Series
          MFS(R) Investors Trust Series
          MFS(R) Mid Cap Growth Series
          MFS(R) Money Market Series
          MFS(R) New Discovery Series
          MFS(R) Research Bond Series
          MFS(R) Research International Series
          MFS(R) Research Series
          MFS(R) Strategic Income Series
          MFS(R) Total Return Series
          MFS(R) Utilities Series
          MFS(R) Value Series

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 26 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2007.

         Please call the undersigned at (617) 954-5064 or Claudia Murphy at
(617) 954-5406 with any questions you may have.

                                        Very truly yours,



                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Senior Counsel
BEL/bjn